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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Diana Bartula
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     /s/ Diana Bartula     Galveston, Texas      October 17, 2007


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          56

Form 13F Information Table Value Total:    $133,891 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name


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Kempner Capital Management
FORM 13F
September 30, 2007
                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM    00206R102    5460     129037    SH            Sole              129037.0000
Alcoa Inc                       COM    013817101    1916      48970    SH            Sole               48970.0000
Allstate Corp.                  COM    020002101    4070      71175    SH            Sole               71175.0000
Alltel Corp.                    COM    020039103   21210     304396    SH            Sole              304396.0000
American Intl Group             COM    026874107    2206      32612    SH            Sole               32612.0000
AnnalyCapMgmtIncREIT            COM    035710409    2719     170700    SH            Sole              170700.0000
Arkansas Best Corp              COM    040790107    2604      79740    SH            Sole               79740.0000
Avis Budget Group               COM    053774105     257      11230    SH            Sole               11230.0000
Bank of America Corp.           COM    060505104    4918      97833    SH            Sole               97833.0000
Best Buy Company Inc            COM    086516101    1474      32020    SH            Sole               32020.0000
Black Box Corporation           COM    091826107    1644      38440    SH            Sole               38440.0000
Caterpillar Inc                 COM    149123101    1314      16760    SH            Sole               16760.0000
Citigroup Inc.                  COM    172967101    1592      34120    SH            Sole               34120.0000
Consolidated Edison, Inc        COM    209115104    1445      31215    SH            Sole               31215.0000
Cullen Frost Bankers            COM    229899109    4540      90576    SH            Sole               90576.0000
DiamondrockHspCoREIT            COM    252784301     502      28860    SH            Sole               28860.0000
Dow Chemical Co                 COM    260543103    2563      59520    SH            Sole               59520.0000
Ener Conv Devices Inc           COM    292659109     835      36766    SH            Sole               36766.0000
Ensco International             COM    26874Q100    1599      28510    SH            Sole               28510.0000
Enzo Biochem Inc.               COM    294100102     624      55001    SH            Sole               55001.0000
Exxon Mobil Corp.               COM    30231G102     437       4725    SH            Sole                4725.0000
Fannie Mae                      COM    313586109    2727      44852    SH            Sole               44852.0000
Gannett Company Inc             COM    364730101    3200      73225    SH            Sole               73225.0000
Gap Inc. (The)                  COM    364760108     938      50850    SH            Sole               50850.0000
General Mills Inc               COM    370334104     850      14660    SH            Sole               14660.0000
Genworth Financial Inc          COM    37247D106    1041      33880    SH            Sole               33880.0000
Home Depot Inc                  COM    437076102    1605      49480    SH            Sole               49480.0000
IBM Corporation                 COM    459200101    2698      22900    SH            Sole               22900.0000
Johnson & Johnson               COM    478160104    1375      20925    SH            Sole               20925.0000
Lincoln National Corp.          COM    534187109    1431      21692    SH            Sole               21692.0000
MBIA Inc.                       COM    55262C100    3686      60380    SH            Sole               60380.0000
Marsh & McLennan                COM    571748102    3671     143965    SH            Sole              143965.0000
Noble Energy Inc.               COM    655044105     332       4744    SH            Sole                4744.0000
Patterson-UTI Enrgy Inc         COM    703481101    1011      44795    SH            Sole               44795.0000
Pfizer, Inc.                    COM    717081103    4897     200450    SH            Sole              200450.0000
Sara Lee Corporation            COM    803111103     882      52840    SH            Sole               52840.0000
Southern Union Co               COM    844030106    1806      58050    SH            Sole               58050.0000
Technitrol Inc                  COM    878555101    1236      45870    SH            Sole               45870.0000
Verizon Comm. Inc.              COM    92343V104    2724      61525    SH            Sole               61525.0000
Washington Federal, Inc.        COM    938824109    1246      47448    SH            Sole               47448.0000
Wyeth                           COM    983024100    1129      25340    SH            Sole               25340.0000
Wyndham Worldwide               COM    98310W108     736      22460    SH            Sole               22460.0000
Barclays Plc ADR                       06738E204    2393      49220    SH            Sole               49220.0000
Canon Inc ADR                          138006309    1969      36262    SH            Sole               36262.0000
Ingersoll-Rand Co                      G4776G101    1322      24275    SH            Sole               24275.0000
Nippon Telgrph&Telphn                  654624105    3844     165200    SH            Sole              165200.0000
Nissan Motor Co Ltd                    654744408    2834     141605    SH            Sole              141605.0000
Nokia Corporation                      654902204    4861     128160    SH            Sole              128160.0000
Novartis AG                            66987V109    1084      19720    SH            Sole               19720.0000
RenaissanceRe HlgLtd                   G7496G103    2788      42630    SH            Sole               42630.0000
Royal DSM NV ADR                       780249108    2284     169692    SH            Sole              169692.0000
Teva PhrmaInd Ltd ADR                  881624209     879      19770    SH            Sole               19770.0000
XL Capital Ltd.                        G98255105    3922      49522    SH            Sole               49522.0000
Alliance Worldwide Privatizati         01879X103     404  18463.984    SH            Sole               18463.9840
MrgnStnly AsiaPacific Fd               61744U106     831      37000    SH            Sole               37000.0000
MrgnStnly India Invstmnt Fd            61745C105    1322      26000    SH            Sole               26000.0000
REPORT SUMMARY                 56 DATA RECORDS    133891                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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